BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Yandex.Market (Details) ₽ in Millions, $ in Millions			12 Months Ended
	Apr. 27, 2018 USD ($)	Apr. 27, 2018 RUB (₽)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 RUB (₽)	Apr. 27, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Investments in non-marketable equity securities at fair value			$ 525.2		₽ 36,484.0		₽ 2,001.0
Effect of Yandex.Market deconsolidation			$ 406.6	₽ 28,244.0
Sberbank | Yandex.Market B.V.
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Shares subscribed for new ordinary shares	$ 431.8					₽ 30,000.0
Outstanding shares allocated to management and an equity incentive pool	10.00%	10.00%
Investments in non-marketable equity securities at fair value	$ 431.6					₽ 29,985.0
Effect of Yandex.Market deconsolidation	$ 406.6	₽ 28,244.0